Stock Plans Stock Option Activity (Details) - Dec. 27, 2014 - USD ($) $ / shares in Units, $ in Millions	Total
Options Outstanding
Options outstanding, beginning balance	16,320,655
Options outstanding, options granted	2,601,423
Options outstanding, options exercised	(3,610,773)
Options outstanding, options canceled	(441,139)
Options outstanding, ending balance	14,870,166
Options outstanding, exercisable	9,666,165
Weighted Average Exercise Price
Weighted average exercise price, beginning balance	$ 35.26
Weighted average exercise price, options granted	55.26
Weighted average exercise price, options exercised	32.08
Weighted average exercise price, options canceled	44.39
Weighted average exercise price, ending balance	39.26
Weighted average exercise price, exercisable	$ 34.02
Average Remaining Contractual Term
Average remaining contractual term, ending balance	7 years
Average remaining contractual term, exercisable	6 years
Aggregate Intrinsic Value
Aggregate intrinsic value, ending balance	$ 367
Aggregate intrinsic value, exercisable	$ 289